Available-for-sale Debt Investments	12 Months Ended
Dec. 31, 2018
Available-for-sale Debt Investments
Available-for-sale Debt Investments

9. Available-for-sale Debt Investments

As of December 31, 2015, the Company held Series B and Series C  convertible redeemable preferred shares of Particle Inc. (“Particle”), which had been accounted for as available-for-sale debt investments, representing approximately 46.95% equity interest of Particle on an as-if converted basis.

In August 2016, Particle completed Series D financing activity with an affiliate company of Guangdong OPPO Mobile Telecommunications Ltd. (“OPPO”), a leading manufacturer of smartphones and other electronic products in the PRC by issuing Series D  convertible redeemable preferred shares to OPPO. The Company did not participate in the Series D financing activity and its equity interest of Particle was partly diluted.

In December 2016, the Company invested into Series D1 convertible redeemable preferred shares of Particle through converting convertible loans due from Particle (see Note 11) with an aggregate amount of US$20.7 million  (RMB143.8 million).

In June 2017, Particle completed part of Series E financing activity with certain investors by issuing Series E convertible redeemable preferred shares and warrants. In April 2018, Particle completed Series E financing activity with all investors by issuing Series E convertible redeemable preferred shares and warrants. In August 2018, Long De Cheng Zhang Culture Communication (Tianjin) Co., Ltd. (“Long De”), one Series E investor of Particle, acquired the Company’s rights under the August 2016 Loan (as defined in Note 11) and converted the loan into Series D1 convertible redeemable preferred shares of Particle (see Note 11). The Company did not participate in the Series E financing activity and its equity interest of Particle was partly diluted.

As of December 31, 2017 and 2018, the Company held Series B, Series C and Series D1 convertible redeemable preferred shares, which had been accounted for as available-for-sale debt investments, representing approximately 41.8% and 37.63% equity interest of Particle on an as-if converted basis, respectively.

The Company has determined that its investments in Series B, Series C and Series D1 convertible redeemable preferred shares of Particle are not considered in-substance common stock but considered debt securities as the preferred shares of Particle are redeemable at the option of the Company and are therefore not within the scope of ASC 323 Equity Method and Joint Ventures. The Company’s investments in Series B, Series C and Series D1 convertible redeemable preferred shares of Particle are classified as available-for-sale debt investments and reported at fair value, which is estimated by management after considering valuation reports prepared by a reputable and independent appraisal firm on a recurring basis. As of December 31, 2017 and 2018, the fair values of available-for-sale debt investments in Particle were RMB1,196.3 million and RMB1,959.5 million (US$285.0 million), respectively.

In December 2018, the Group acquired 40% equity interest of Henan Fengyi Feiyang Network Technology Limited ("Fengyi Technology") with a consideration of RMB2.0 million (US$0.3 million). Fengyi Technology mainly engages in advertising service in China. As the investment in Fengyi Technology is redeemable at the option of the Group, it is not considered in-substance common stock but considered debt securities. The Group's investment in Fengyi Technology is classified as available-for-sale debt investments and reported at fair value. As of December 31, 2018, the fair value of investment in Fengyi Technology was RMB2.0 million (US$0.3 million).

As the Group does not expect to sell or redeem the investments mentioned above within one year, the available-for-sale debt investments are classified as long-term available-for-sale debt investments. Total unrealized gains on available-for-sale debt investments recorded in accumulated other comprehensive income were RMB625.0 million and RMB1,323.6 million (US$192.5 million) as of December 31, 2017 and 2018, respectively. The total fair value of available-for-sale debt investments were RMB1,196.3 million and RMB1,961.5 million (US$285.3 million) as of December 31, 2017 and 2018, respectively (see Note 20).